Expense Example - Investor A, C and Institutional - BlackRock Commodity Strategies Fund	Sep. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 619
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	2,081
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	2,372
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	$ 1,242